RELATED PARTY TRANSACTIONS, Administrative Support Agreement, Promissory Note and Related Party Loans (Q3) (Details) - USD ($)			3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 22, 2020	Jul. 14, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Related Party Transactions [Abstract]
Repayment of debt to related party				$ 75,000	$ 75,000	$ 0
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Abstract]
Repayment of debt to related party	$ 75,000
Balance outstanding			$ 0			0
Sponsor [Member] | Promissory Note [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Related party transaction		$ 300,000
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transactions [Abstract]
Related party transaction	$ 10,000
Fees payable			$ 30,000	$ 0		90,000
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Transactions [Abstract]
Related party transaction					$ 1,500,000	$ 1,500,000
Unit price (in dollars per share)			$ 1.00		$ 1.00	$ 1.00